As filed with the Securities and Exchange Commission on May 27, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3627

Greenspring Fund, Incorporated
(Exact name of registrant as specified in charter)

2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Address of principal executive offices) (Zip code)

Mr. Charles vK. Carlson, President
2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Name and address of agent for service)

(410) 823-5353
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period:  March 31, 2009

Item 1. Schedule of Investments.

Greenspring Fund, Incorporated

SCHEDULE OF INVESTMENTS at March 31, 2009 (unaudited)

Shares		Value
COMMON STOCKS: 26.5%

Business & Professional Services: 3.1%
208,576	FTI Consulting, Inc.*	$10,320,340

Commercial Banks: 1.1%
40,074	American National Bankshares, Inc.	625,154
398,801	Cardinal Financial Corp.	2,289,118
25,000	Middleburg Financial Corp.	286,750
30,000	Patriot National Bancorp, Inc.	89,400
27,500	Southern National Bancorp of Virginia*	178,750
14,476	SunTrust Banks, Inc.	169,948
		3,639,120

Construction & Engineering: 4.5%
315,700	EMCOR Group, Inc.*	5,420,569
379,275	Michael Baker Corp.*	9,861,150
		15,281,719

Diversified Gas Utilities: 0.9%
108,400	Energen Corp.	3,157,692

Electric Utilities: 0.8%
99,000	PPL Corp.	2,842,290

Electrical Equipment: 0.2%
17,400	Emerson Electric Co.	497,292

Energy Equipment & Services: 0.4%
204,414	Cal Dive International, Inc.*	1,383,883

Environmental Services: 0.8%
163,350	Republic Services, Inc.	2,801,452

Entertainment: 0.4%
328,200	CKX, Inc.*	1,345,620

Household & Personal Products: 1.2%
747,511	Prestige Brands Holdings, Inc.*	3,872,107

Industrial Distribution: 0.8%
84,100	Watsco, Inc.	2,861,923

Insurance: 6.0%
467,425	Assurant, Inc.	10,180,517
34,450	PartnerRe, Ltd.#	2,138,311
680,461	United America Indemnity, Ltd.*#	2,735,453
236,050	W.R. Berkley Corp.	5,322,928
		20,377,209
Machinery: 0.1%
20,000	Pentair, Inc.	433,400

Metals & Mining: 1.5%
86,000	Brush Engineered Materials, Inc.*	1,192,820
270,927	Carpenter Technology Corp.	3,825,489
		5,018,309

Oil & Gas Exploration & Production: 2.2%
5,626	ConocoPhillips	220,314
22,280	EOG Resources, Inc.	1,220,053
375,296	Rosetta Resources, Inc.*	1,857,715
192,000	Suncor Energy, Inc.#	4,264,320
		7,562,402

Real Estate: 0.1%
4,500	First Potomac Realty Trust	33,075
27,500	Urstadt Biddle Properties, Inc. - Class A	369,050
		402,125

Semiconductors & Semiconductor Equipment: 1.0%
34,093	Rudolph Technologies, Inc.*	103,302
242,405	Tessera Technologies, Inc.*	3,240,955
		3,344,257

Thrifts & Mortgage Finance: 0.2%
60,000	BCSB Bancorp, Inc.*	525,000
3,500	OceanFirst Financial Corp.	35,770
		560,770

Transportation: 1.2%
211,930	Rush Enterprises, Inc. - Class A*	1,890,416
295,798	Rush Enterprises, Inc. - Class B*	2,316,098
		4,206,514

TOTAL COMMON STOCKS
(cost $100,529,252)		89,908,424

RIGHTS: 0.1%
Insurance: 0.1%
680,461	United America Indemnity, Ltd.*#^
	(cost $2,226,243)	306,208

INVESTMENT COMPANIES: 0.3%
217,078	NGP Capital Resources Co.
	(cost $2,889,007)	1,078,878

Principal		Value
CONVERTIBLE BONDS: 21.4%

Automotive: 0.2%
2,038,000	Sonic Automotive, Inc., 5.250%, 5/7/09	$524,785

Business Services: 0.8%
2,633,000	Euronet Worldwide, Inc., 1.625%, 12/15/24	2,547,427

Communications Equipment: 2.0%
6,889,000	Comverse Technology, Inc., 0.000%, 5/15/23	6,837,333

Consumer Goods: 0.9%
3,245,000	JAKKS Pacific, Inc., 4.625%, 6/15/23	3,090,862

Data Storage Devices: 2.1%
7,315,000	Maxtor Corp., 6.800%, 4/30/10	7,031,544

Diversified Telecommunication Services: 1.4%
5,100,000	Level 3 Communications, Inc., 6.000%, 9/15/09	4,921,500

Electrical Equipment: 2.2%
4,005,000	CTS Corp., 2.125%, 5/1/24	3,904,875
3,946,000	Wesco International, Inc., 2.625%, 10/15/25	3,447,817
		7,352,692

Environmental Services: 2.1%
7,686,000	Allied Waste Industries, Inc., 4.250%, 4/15/34	7,071,120

Medical Equipment: 0.9%
3,270,000	Integra Lifesciences Holdings, 2.750%, 6/1/10 - 144A	3,008,400

Metals & Mining: 0.3%
1,535,000	Coeur d'Alene Mines Corp., 1.250%, 1/15/24	942,106

Pharmaceuticals: 4.1%
14,316,000	Sepracor, Inc., 0.000%, 10/15/24	13,886,520

Semiconductors & Semiconductor Equipment: 3.4%
8,967,000	Agere Systems, Inc., 6.500%, 12/15/09	9,045,461
2,821,000	ON Semiconductor Corp., 0.000%, 4/15/24	2,634,109
		11,679,570

Software: 1.0%
5,230,000	Magma Design Automation, 2.000%, 5/15/10	3,294,900

TOTAL CONVERTIBLE BONDS
(cost $73,460,812)		72,188,759

CORPORATE BONDS: 36.7%

Automotive: 4.0%
$11,853,000	Johnson Controls, Inc., 5.250%, 1/15/11	11,488,319
5,213,000	Sonic Automotive, Inc., 8.625%, 8/15/13	1,563,900
658,000	TRW, Inc., 6.250%, 1/15/10	668,919
		13,721,138

Business Equipment: 0.1%
221,000	Pitney Bowes Credit Corp., 8.550%, 9/15/09	227,618

Chemicals: 0.3%
924,000	Cytec Industries, Inc., 5.500%, 10/1/10	922,609

Communications Equipment: 0.0%
121,000	Motorola, Inc., 7.625%, 11/15/10	115,021

Computers & Peripherals: 0.6%
2,045,000	Sun Microsystems, Inc., 7.650%, 8/15/09	2,065,450

Data Storage Devices: 0.6%
2,000,000	Seagate Technology HDD, 2.275%, 10/1/09#	1,912,500

Diversified Financial Services: 0.7%
1,237,000	Stilwell Financial, Inc., 7.750%, 6/15/09	1,223,394
1,266,000	Waddell & Reed Financial, Inc., 5.600%, 1/15/11	1,149,319
		2,372,713

Diversified Gas Utilities - 0.4%
1,415,000	Energen Corp., 7.625%, 12/15/10	1,428,740

Diversified Telecommunication Services: 0.6%
1,908,000	Rogers Communications, Inc., 8.000%, 12/15/12#	1,934,235

Electric Utilities: 7.7%
4,913,000	Allegheny Energy Supply Co., 7.800%, 3/15/11	4,914,159
1,784,000	Aquila, Inc., 11.875%, 7/1/12	1,874,465
4,855,000	Constellation Energy Group, Inc., 6.125%, 9/1/09	4,859,093
307,000	Dominion Resources, Inc., 8.125%, 6/15/10	321,175
11,515,000	Entergy Gulf Systems, Inc., 1.661%, 12/1/09	11,272,126
1,845,000	Reliant Energy Reserve Corp., 7.750%, 2/15/11	1,875,562
1,192,000	Utilicorp United, Inc., 7.625%, 11/15/09	1,182,107
		26,298,687

Electrical Equipment: 4.3%
3,374,000	Arrow Electronics, Inc., 9.150%, 10/1/10	3,380,613
530,000	Graftech Finance, Inc., 10.250%, 2/15/12	482,300
10,223,000	Jabil Circuit, Inc., 5.875%, 7/15/10	9,814,080
885,000	Tyco International Finance, 6.375%, 10/15/11#	897,158
		14,574,151

Environmental Services: 1.8%
3,004,000	Allied Waste Industries, Inc., 6.500%, 11/15/10	2,990,125
171,000	Allied Waste Industries, Inc., 5.750%, 2/15/11	167,011
783,000	Allied Waste Industries, Inc., 6.375%, 4/15/11	775,533
1,464,000	Allied Waste Industries, Inc., 7.875%, 4/15/13	1,457,923
25,000	Republic Services, Inc., 7.125%, 5/15/09	25,125
604,000	Waste Management, Inc., 6.875%, 5/15/09	605,448
50,000	Waste Management, Inc., 7.375%, 8/1/10	51,170
		6,072,335

Floor Covering: 2.6%
9,656,000	Mohawk Industries, Inc., 6.250%, 1/15/11	8,670,055

Household & Personal Products: 2.1%
7,511,000	Prestige Brands, Inc., 9.250%, 4/15/12	7,210,560

Insurance: 0.4%
1,669,000	Assurant, Inc., 5.625%, 2/15/14	1,400,668

Machinery: 0.0%
145,000	Briggs & Stratton Corp., 8.875%, 3/15/11	142,825

Metals & Mining: 0.3%
969,000	Carpenter Technology Corp., 6.650%, 6/7/10	952,694
78,000	Massey Energy Co., 6.625%, 11/15/10	71,000
		1,023,694

Office Electronics: 2.6%
1,000,000	Xerox Corp., 2.059%, 12/18/09	972,802
58,000	Xerox Corp., 6.600%, 3/15/11	56,576
54,000	Xerox Corp., 7.410%, 5/16/11	53,065
100,000	Xerox Corp., 6.875%, 8/15/11	95,478
8,572,000	Xerox Corp., 7.625%, 6/15/13	7,655,996
		8,833,917

Oil & Gas Exploration & Production: 5.0%
6,365,000	Forest Oil Corp., 8.000%, 12/15/11	6,142,225
3,538,000	Pennzoil Co., 10.125%, 11/15/09	3,606,906
9,216,000	Swift Energy Co., 7.625%, 7/15/11	7,050,240
		16,799,371

Oil & Gas Pipelines: 0.5%
187,000	El Paso Energy Corp., 6.750%, 5/15/09	187,405
560,000	El Paso Energy Corp., 7.000%, 5/15/11	538,397
834,000	Sonat, Inc., 7.625%, 7/15/11	809,871
		1,535,673

Printing: 0.7%
2,413,000	R.R. Donnelley & Sons Co., 3.750%, 4/1/09	2,413,000

Railroad: 0.9%
3,062,000	Westinghouse Air Brake Technologies Corp., 6.875%, 7/31/13	2,924,210

Utilities: 0.5%
1,807,000	Atmos Energy Corp., 4.000%, 10/15/09	1,797,269

TOTAL CORPORATE BONDS
(cost $128,881,024)		124,396,439

Shares		Value
SHORT-TERM INVESTMENTS: 13.9%
Money Market Instruments
13,000,000	AIM Liquid Assets	13,000,000
13,000,000	AIM STIC Prime Portfolio	13,000,000
13,000,000	Fidelity Money Market Portfolio	13,000,000
8,200,354	First American Prime Obligations - Class Y	8,200,354
TOTAL SHORT-TERM INVESTMENTS
(cost $47,200,354)		47,200,354

TOTAL INVESTMENTS IN SECURITIES
(cost $355,186,692): 98.9%		335,079,062
Other Assets less Liabilities: 1.1%		3,840,516

NET ASSETS:	100.0%	$338,919,578

*	Non-income producing security.
#	U.S. security of foreign issuer.
^
Illiquid security valued at fair value by the Fund's adviser under the supervision of the Fund's Board of Directors. A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of March 31, 2009, the value of this investment was $306,208, or 0.1% of total net assets:

	Security	Quantity	Date Acquired	Cost Basis
	United America Indemnity, Ltd. - Rights	680,461	3/12/2009	$ 2,226,243
144A
Security purchased persuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  This security has been determined to be liquid by the Fund's adviser under the supervision of the Board of Directors.  As of March 31, 2009, the value of this investment was $3,008,400, or 0.9% of total net assets.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows+:

Cost of investments	$355,845,376

Gross unrealized appreciation	21,711,096
Gross unrealized depreciation	(42,477,410)
Net unrealized depreciation	$(20,766,314)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements in the Fund’s most recent annual report.

Summary of Fair Value Exposure
The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"),
effective January 1, 2008. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

		Significant
	Quoted Prices	Other	Significant	Carrying
	in Active	Observable	Unobservable	Value at
	Markets	Inputs	Inputs	March 31, 2009
	Level 1	Level 2	Level 3	Total

Common Stocks	$89,908,424	$-	$-	$89,908,424
Rights	-	-	306,208	306,208
Investment Companies	1,078,878	-	-	1,078,878
Convertible Bonds	-	72,188,759	-	72,188,759
Corporate Bonds	-	124,396,439	-	124,396,439
Short-Term Investments	47,200,354	-	-	47,200,354

Total	$138,187,656	$196,585,198	$306,208	$335,079,062

The following is a reconciliation of Level 3 assets, for which significant unobservable inputs were used to determine fair value:

Investments
in
Securities
Balance as of December 31, 2008	$-
Accrued discounts/ premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation (depreciation)	-
Net purchases (sales)	306,208
Transfers in and/or out of Level 3	-
Balance as of March 31, 2009	$306,208

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Greenspring Fund, Incorporated

By (Signature and Title) /s/ Charles vK. Carlson
                                                                 Charles vK. Carlson, Chief Executive Officer

Date   May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Charles vK. Carlson
                                                                   Charles vK. Carlson, Chief Executive Officer

Date   May 27, 2009

By (Signature and Title)* /s/ Michael J. Fusting
                                                                   Michael J. Fusting, Chief Financial Officer

Date   May 27, 2009

* Print the name and title of each signing officer under his or her signature.